Stockholders' Equity (Deficiency)	12 Months Ended
Dec. 31, 2014
Stockholders Equity (Deficiency) [Abstract]
STOCKHOLDERS EQUITY (DEFICIENCY)

NOTE 8 - STOCKHOLDERS’ EQUITY (DEFICIENCY)

On January 13, 2014, the Company closed a “best efforts” private offering of $1,000,000 (the “Offering”) with a group of accredited investors (the “Purchasers”) and the Company exercised the oversubscription amount allowed in the Offering of $350,000, for total gross proceeds to the Company of $1,350,000 before deducting placement agent fees and other expenses. Pursuant to a securities purchase agreement with the Purchasers (the “Purchase Agreement”), the Company issued to the Purchasers (i) 415,387 shares of the Company’s common stock, par value $0.0001 and (ii) warrants (the “Warrants”) to purchase 1,350,000 shares (the “Warrant Shares”) of the Company’s common stock at an exercise price of $3.25 per share. In connection with the Offering, 138,463 units were sold at the end of December 2013 and 276,924 units were sold in January 2014, all at $3.25 per unit. As a result, the Company received aggregate gross proceeds of $450,000 in December 2013 from the issuance of 138,463 shares of common stock and 450,000 Warrants, and the Company received $900,000 in January 2014 from the issuance of 276,924 shares of common stock and 900,000 Warrants. Costs incurred associated with the Offering in December 2013 and January 2014 were $56,820 and $100,006, respectively. In January 2014, the placement agent received 41,539 Warrants to purchase 41,539 shares of the Company’s common stock as fees.

Pursuant to the Purchase Agreement, the Company’s founders who are members of management (the “Founders”) agreed to cancel a corresponding number of shares to those shares issued in the Offering and place in escrow a corresponding number of shares to be cancelled for each Warrant Share issued. As a result, the Founders retired 138,463 and 276,924 shares of common stock in December 2013 and January 2014, respectively.

The Warrants are exercisable for a period of five (5) years from the original issue date. The initial exercise price with respect to the Warrants was $3.25 per share. On the date of issuance, the Warrants were recognized as derivative liabilities as they did not have fixed settlement provisions because their exercise prices could be lowered if the Company was to issue securities at a lower price in the future. As a result, the Company recorded $3,450,976 as derivative liability warrants on the condensed consolidated balance sheet on January 13, 2014.

On February 21, 2014, the Company amended the terms of the 1,391,539 Warrants issued in the Offering as compensation to the placement agent to eliminate the anti-dilution provision and to lower the exercise price of the Warrants from $3.25 to $3.00. As a result of the Warrant modifications, the Company re-measured the Warrant liability on the modification date and recorded an unrealized gain on derivative liabilities of $448,072 and reclassified the aggregate re-measured value of the Warrants of $4,514,772 to additional paid-in capital. See Note 6 below.

On various dates, during the first nine months ended September 30, 2014, the Company received gross proceeds of $1,500,000 in connection with the exercise of 500,000 warrants into 500,000 shares of common stock at an exercise price of $3.00 per share, net of fees paid upon the exercise of the warrants issued in the Offering per the terms of the underwriter agreement of $30,000. Upon exercise, pursuant to the Purchase Agreement, the Company’s Founders cancelled a corresponding number of shares for each Warrant Share issued. As a result, the Founders retired 400,000 shares of common stock.

From June 12, 2014 to June 17, 2014, the Company conducted a private offering with a group of accredited investors (the “June Purchasers”) who had previously participated in the Offering that occurred between December 30, 2013 and January 13, 2014 (as discussed in this Note 5). Pursuant to a securities purchase agreement with the Purchasers, the Company issued to the June Purchasers warrants (the “June Warrants”) to purchase an aggregate of 400,000 shares (the “June Shares”) of the Company’s common stock at an exercise price of $3.00 per share. The June Warrants are exercisable for a period of five (5) years from the original issue date. The exercise price for the June Warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances.

In connection with the issuance of the June Warrants, the Company entered into a registration rights agreement with the June Purchasers pursuant to which the Company agreed to register the Shares and the shares of the common stock underlying the June Warrants (the “June Registrable Securities”) on a Form S-1 registration statement (the “June Registration Statement”) to be filed with the SEC ninety (90) days following the completion of an underwritten public offering (the “Filing Date”) and to cause the June Registration Statement to be declared effective under the Securities Act within ninety (90) days following the Filing Date (the “Required Effective Date”).

The Registration Statement was not filed by the Filing Date or declared effective by the Required Effective Date of December 15, 2014. Under the original terms of the arrangement, the Company was required to pay partial liquidated damages to each June Purchaser in the amount equal to two percent (2%) for the purchase price paid for the June Warrants then owned by such June Purchaser for each 30-day period for which the Company non-compliant. On January 30, 2015, the Company received signed documentation from all of the June Purchasers waiving their right to liquidated damages and terminating the registration rights agreement.

On August 21, 2014, pursuant to a securities purchase agreement with two (2) Purchasers (the “August Purchasers”) who had previously participated in the Offering that occurred between December 30, 2013 and January 13, 2014 (as discussed in this Note 5), the Company issued to the August Purchasers warrants (the “August Warrants”) to purchase an aggregate of 100,000 shares (the “August Shares”) of the Company’s common stock at an exercise price of $3.00 per share. The August Warrants are exercisable for a period of five (5) years from the original issue date. The exercise price for the August Warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers, or other corporate changes and dilutive issuances.

In connection with the issuance of the August Warrants, the Company entered into a registration rights agreement with the August Purchasers pursuant to which the Company agreed to register the August Shares and the shares of the common stock underlying the August Warrants (the “August Registrable Securities”) on a Form S-1 registration statement (the August Registration Statement”) to be filed with the SEC ninety (90) days following the Filing Date and to cause the August Registration Statement to be declared effective under the Securities Act by the Required Effective Date.

The August Registration Statement was not filed by the Filing Date or declared effective by the Required Effective Date. Under the original terms of the arrangement, the Company was required to pay partial liquidated damages to each August Purchaser in the amount equal to two percent (2%) for the purchase price paid for the August Warrants then owned by such August Purchaser for each 30-day period for which the Company is non-compliant. On January 30, 2015, the Company received signed documentation from all of the August Purchasers waiving their right to liquidated damages and terminating the registration rights agreement.

The Company determined that the effect of the issuance of the 500,000 warrants was to induce the Purchasers to exercise warrants previously issued to them in the Offering. As a result, the Company recorded inducement expense of $1,262,068 during the nine months ended September 30, 2014.

On September 15, 2014, the Company closed on an underwritten public offering of its common stock and warrants. The Company offered 2,127,273 shares of common stock and warrants to purchase 2,127,273 shares of common stock, at a combined price to the public of $2.75 per share and related warrant. The warrants are exercisable for a period of five (5) years beginning on September 15, 2014 at an exercisable price of $3.288 per share. The Company received net proceeds of $4,954,042 from the public offering, after deducting the underwriting discount and other offering related expenses.

In connection with the underwritten public offering of the Company’s common stock and warrants on September 15, 2014, the Company was required to obtain a waiver and consent from the investors in the January 13, 2014 private offering in order to conduct the public offering at a price of $2.75 per share and warrant. As a result, on September 10, 2014, the Company issued the majority investors in the January 13, 2014 private offering, 261,131 unregistered shares of common stock and reduced the exercise price on the outstanding Warrants, June Warrants, and August Warrants from $3.00 to $2.00 per share of common stock for all of the investors. During the three months ended September 30, 2014, the Company recorded additional inducement expense of $718,110 and $232,360 related to the issuance of unregistered shares of common stock to the majority investors and the modification of the warrant exercise price, respectively.

The following table summarizes the Company's warrants outstanding and exercisable at December 31, 2013 and 2014:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding at January 1, 2013	-	$-	-	$-
Issued	754,600	2.34	-	-
Exercised	(300,000)	1.00	-	-
Cancelled	-	-	-	-
Outstanding and Exercisable at December 31, 2013	454,600	$3.23	4.97	$351,300
Issued	3,675,176	2.79	4.51	-
Exercised	(500,000)	3.00	-	-
Cancelled	-	-	-	-
Outstanding and Exercisable at December 31, 2014	3,629,776	$2.80	4.51	$283,828

Long-Term Stock Incentive Plan

On January 4, 2013, a majority of the Company’s stockholders approved by written consent the Company’s 2013 Long-Term Stock Incentive Plan (“LTIP”). The maximum aggregate number of shares of common stock that may be issued under the LTIP, including stock awards, stock issued to directors for serving on the Company’s board, and stock appreciation rights, is limited to 10% of the shares of common stock outstanding on the first business or trading day of any fiscal year, which is 2,476,236 at December 31, 2014. During the year ended December 31, 2014, the Company issued 31,397 shares under the plan to three non-executive directors for serving on the Company’s board. The aggregate fair value of the shares issued to the directors was $80,000. Also during the year ended December 31, 2014, the Company issued 112,500 shares with an aggregate fair value of $275,225 to one executive officer and five non-executive employees. These shares were issued with no Company imposed restrictions and as a result, the aggregate fair value of $275,225 was expensed entirely in 2014. On November 18, 2014 the Company granted 215,000 restricted shares with an aggregate fair value of $451,500 to six non-executive employees and one consultant. The vesting period for these restricted shares is twelve months with the exception of one award that vests over a thirty-six month period. During the year ended December 31, 2014, the Company expensed $26,833 related to these restricted stock awards. During the year ended December 31, 2013, the Company issued 48,833 restricted shares under the plan to two non-executive directors with an aggregate fair value $30,000. During the year ended December 31, 2013, the Company issued 100,000 shares with an aggregate fair value $100,000 to four non-executive employees. At December 31, 2014, a total of 292,730 shares have been issued from the Plan and 2,183,506 are available to be issued.